Schedule of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Accounts Other Receivables And Publisher Advance
Balance, August 31,	$ (1,355,638)	$ (1,084,305)
Provision, bad debt expense	(205,542)
Write-offs	379,440
Balance, February 28,	$ (1,181,740)	$ (1,084,305)